Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	15,172,185	14,534,685	8,734,770
Common stock, shares outstanding	15,172,185	14,534,685	8,734,770
Series A Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	3,000,000
Preferred stock, shares outstanding	0	0	3,000,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	3,275,000	3,275,000	3,275,000
Preferred stock, shares issued	0	0	3,275,000
Preferred stock, shares outstanding	0	0	3,275,000